Loans - Nonaccrual and Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Age analysis of past due loans by class [Abstract]
Total Past Due	$ 12,612	$ 14,791
Current	839,341	743,710
Total Loans	851,953	758,501
Loans 90 Days and Accruing	0	0
30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	746	1,200
60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	568	32
Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	11,298	13,559
Commercial
Age analysis of past due loans by class [Abstract]
Total Loans	26,774	27,140
Commercial | Commercial and Industrial
Age analysis of past due loans by class [Abstract]
Total Past Due	159	740
Current	26,615	26,400
Total Loans	26,774	27,140
Loans 90 Days and Accruing	0	0
Commercial | Commercial and Industrial | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial and Industrial | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial and Industrial | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	159	740
Commercial | Commercial
Age analysis of past due loans by class [Abstract]
Total Past Due	3,241	5,204
Current	55,228	40,041
Total Loans	58,469	45,245
Loans 90 Days and Accruing	0	0
Commercial | Commercial | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	3,241	5,204
Commercial | Commercial – Owner Occupied
Age analysis of past due loans by class [Abstract]
Total Past Due	595	1,170
Current	123,303	170,870
Total Loans	123,898	172,040
Loans 90 Days and Accruing	0	0
Commercial | Commercial – Owner Occupied | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	812
Commercial | Commercial – Owner Occupied | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	165	0
Commercial | Commercial – Owner Occupied | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	430	358
Commercial | Commercial – Non-owner Occupied
Age analysis of past due loans by class [Abstract]
Total Past Due	3,958	4,002
Current	264,165	252,469
Total Loans	268,123	256,471
Loans 90 Days and Accruing	0	0
Commercial | Commercial – Non-owner Occupied | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial – Non-owner Occupied | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Commercial – Non-owner Occupied | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	3,958	4,002
Residential | Residential
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Current	8,825	7,750
Total Loans	8,825	7,750
Loans 90 Days and Accruing	0	0
Residential | Residential | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential – 1 to 4 Family
Age analysis of past due loans by class [Abstract]
Total Past Due	4,171	3,255
Current	305,169	210,011
Total Loans	309,340	213,266
Loans 90 Days and Accruing	0	0
Residential | Residential – 1 to 4 Family | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	715	0
Residential | Residential – 1 to 4 Family | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	361	0
Residential | Residential – 1 to 4 Family | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	3,095	3,255
Residential | Residential – Multifamily
Age analysis of past due loans by class [Abstract]
Total Past Due	308	357
Current	39,496	17,756
Total Loans	39,804	18,113
Loans 90 Days and Accruing	0	0
Residential | Residential – Multifamily | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	357
Residential | Residential – Multifamily | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Residential | Residential – Multifamily | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	308	0
Consumer
Age analysis of past due loans by class [Abstract]
Total Loans	16,720	18,476
Consumer | Consumer
Age analysis of past due loans by class [Abstract]
Total Past Due	180	63
Current	16,540	18,413
Total Loans	16,720	18,476
Loans 90 Days and Accruing	0	0
Consumer | Consumer | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	31	31
Consumer | Consumer | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	42	32
Consumer | Consumer | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	$ 107	$ 0